INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Schedule of Inventory [Line Items]
Raw materials and components	$ 11,333	$ 9,648	[1]
Work in process	14,600	14,044	[1]
Spare parts	8,956	4,742	[1]
Finished goods	515	961	[1]
Total inventories	35,404	29,395	[1]
MRO Services for Aviation Components [Member]
Schedule of Inventory [Line Items]
Inventory previously written down used in provision	$ 202	$ 350		$ 1,892

[1]	(*) Excluding held for sale assets at December 31, 2013